UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22552
Investment Company Act file number

Rochdale International Trade Fixed Income Fund
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

1-212-702-3500
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: July 1, 2011 - June 30, 2012

Item 1. Proxy Voting Record.

The Rochdale International Trade Fixed Income Fund has not commenced operations.  Therefore, there were no proxy voting records to report.  Form N-PX for the Rochdale International Trade Fixed Income Fund is filed as a matter of course.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale International Trade Fixed Income Fund

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                  Garrett R. D’Alessandro
                                                  President

Date           7/10/12